UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska — 0.2%
Northern Tobacco Securitization Corp., RB, Asset Backed, Series A, 5.00%, 6/01/46	$330	$208,171
California — 11.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	1,355	1,467,479
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,315	1,420,844
California Health Facilities Financing Authority, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	890	952,460
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	1,910	1,924,841
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,750	1,869,420
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,712,224
State of California, GO, Various Purpose, 6.00%, 3/01/33	1,275	1,434,885
		10,782,153
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,095	1,147,177
Delaware — 1.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,230	1,237,196
District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	1,000	1,098,280
Florida — 3.9%
Escambia County Health Facilities Authority, RB, Florida Health Care Facility Loan, VHA Program (AMBAC), 5.95%, 7/01/20	569	587,354

Municipal Bonds	Par (000)	Value
Florida (concluded)
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	$780	$799,297
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	1,795	1,590,101
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	1,000	673,380
		3,650,132
Georgia — 1.9%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	1,565	1,806,824
Illinois — 14.9%
Chicago Board of Education, GO, Series A (a):
5.50%, 12/01/39	920	974,740
5.00%, 12/01/41	1,640	1,634,867
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	1,075	1,128,352
Chicago Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36 (a)	310	320,534
City of Chicago Illinois, Refunding RB, General, Third Lien, Series C, 6.50%, 1/01/41	2,955	3,399,491
Illinois Finance Authority, RB:
Navistar International, Recovery Zone, 6.50%, 10/15/40	510	526,131
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	1,600	1,797,392
Illinois Finance Authority, Refunding RB, Series A:
Carle Foundation, 6.00%, 8/15/41	1,000	1,023,670
Northwestern Memorial Hospital, 6.00%, 8/15/39	1,900	2,080,139
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	690	728,350
6.00%, 6/01/28	195	202,765

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
VHA	Veterans Health Administration

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	$125	$130,823
		13,947,254
Indiana — 5.6%
Indiana Finance Authority WasteWater Utility, RB, First Lien, CWA Authority Project, Series A, 5.25%, 10/01/31	1,445	1,562,102
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,210	2,412,414
Indianapolis Local Public Improvement Bond Bank, RB, Series K (AGM), 5.00%, 6/01/25	1,140	1,213,154
		5,187,670
Iowa — 0.2%
Iowa Tobacco Settlement Authority, RB, Asset Backed, Series C, 5.63%, 6/01/46	270	192,775
Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	1,600	1,740,640
Kentucky — 4.1%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	660	689,416
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	1,500	1,662,240
Louisville & Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	1,450	1,492,601
		3,844,257
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	715	745,287
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	1,270	1,389,520
Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	985	988,901
Massachusetts — 3.8%
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, 5.38%, 8/15/38	1,000	1,095,700

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts School Building Authority, RB, Sales Tax Revenue, Senior, Series B, 5.00%, 10/15/41 (a)	$1,490	$1,591,141
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	750	811,170
		3,498,011
Michigan — 5.8%
Lansing Board of Water & Light Utilities, RB, Series A, 5.50%, 7/01/41	915	1,007,122
Michigan State Building Authority, Refunding RB:
Facilities Program, Series I, 6.00%, 10/15/38	1,000	1,100,610
Facilities Program, Series II-A, 5.00%, 10/15/26	2,000	2,142,500
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	995	1,180,130
		5,430,362
Nevada — 5.4%
City of Las Vegas Nevada, GO, Limited
Tax, Performing Arts Center, 6.00%,
4/01/34	1,600	1,784,000
County of Clark Nevada, RB, Series B,
5.75%, 7/01/42	3,075	3,295,969
		5,079,969
New Jersey — 2.8%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,165	1,212,089
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	1,295	1,428,100
		2,640,189
New York — 8.2%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	275	291,200
New York City Transitional Finance Authority, RB, Building Aid, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,500	1,600,800
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	605	627,790
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,522,123
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	1,510	1,658,584
		7,700,497

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 5.6%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	$500	$554,405
Pennsylvania Turnpike Commission, RB, Sub-Series A:
5.63%, 12/01/31	1,500	1,618,815
6.00%, 12/01/41	1,500	1,594,860
Philadelphia Hospitals and Higher Education Facilities Authority, RB, Children’s Hospital of Philadelphia Project, Series D, 5.00%, 7/01/32	1,375	1,422,877
		5,190,957
Puerto Rico — 2.9%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,605	2,730,743
Texas — 13.9%
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.00%, 1/01/41	1,670	1,681,172
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	890	1,014,502
Harris County Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.25%, 10/01/29	640	679,526
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	561,745
Harris County Metropolitan Transit Authority, RB, Series A, 5.00%, 11/01/36	370	396,781
Lower Colorado River Authority, RB:
5.50%, 5/15/19 (b)	5	6,175
5.50%, 5/15/33	1,995	2,149,054
North Texas Tollway Authority, RB:
Special Projects System, Series A, 5.50%, 9/01/41	1,670	1,815,257
System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,077,690
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,905	2,038,979
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,505	1,605,880
		13,026,761
Virginia — 1.2%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,000	1,142,910

Municipal Bonds	Par (000)	Value
West Virginia — 0.7%
West Virginia University, RB, West Virginia University Projects, Series B, 5.00%, 10/01/36	$630	$674,207
Total Municipal Bonds – 101.6%		95,080,843

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
California — 19.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,995	2,155,578
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	2,400	2,485,848
Los Angeles Community College District California, GO, Election of 2008:
Series A, 6.00%, 8/01/33	3,898	4,443,783
Series C, 5.25%, 8/01/39	2,630	2,876,641
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	400	422,648
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	4,214	4,589,954
University of California, RB, Series O, 5.75%, 5/15/34	1,500	1,678,680
		18,653,132
District of Columbia — 3.8%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,395	1,580,465
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	1,799	1,964,927
		3,545,392
Florida — 8.1%
Jacksonville Economic Development Commission, RB, Mayo Clinic Jacksonville, Series B, 5.50%, 11/15/36	7,490	7,554,414
Illinois — 3.4%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	2,800	3,220,028
Nevada — 5.4%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,500	2,808,550
Series B, 5.50%, 7/01/29	1,994	2,209,611
		5,018,161

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	$1,094	$1,210,325
New Jersey — 2.2%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	2,000	2,083,300
New York — 6.4%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,588,560
Series FF-2, 5.50%, 6/15/40	1,994	2,197,558
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	2,000	2,167,460
		5,953,578
Ohio — 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	1,560	1,572,792
South Carolina — 2.0%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,755	1,908,405
Texas — 5.5%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	2,025	2,218,373
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	2,750	2,890,222
		5,108,595
Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	899	961,093
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,680	1,699,082
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 62.5%		58,488,297
Total Long-Term Investments (Cost – $145,316,277) – 164.1%		153,569,140

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.01% (d)(e)	6,430,612	$6,430,612
Total Short-Term Securities (Cost – $6,430,612) – 6.9%		6,430,612
Total Investments (Cost — $151,746,889*) -171.0%		159,999,752
Liabilities in Excess of Other Assets – (1.7)%		(1,569,204)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (32.7)%		(30,633,454)
AMPS, at Redemption Value – (36.6)%		(34,200,000)
Net Assets Applicable to Common Shares – 100.0%		$93,597,094

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$121,631,943
Gross unrealized appreciation	$8,904,877
Gross unrealized depreciation	(1,154,106)
Net unrealized appreciation	$7,750,771

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclay’s Capital, Inc.	$1,591,141	$5,051
Citigroup Global Markets	$991,886	$4,880
Pershing LLC	$1,617,721	$25,556
Wells Fargo Bank	$320,534	$1,256

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income

FFI Institutional Tax-Exempt Fund	2,119,108	4,311,504	6,430,612	$127

(e)	Represents the current yield as of report date.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2011	4

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$153,569,140	—	$153,569,140
Short-Term Securities	$6,430,612	—	—	6,430,612
Total	$6,430,612	$153,569,140	—	$159,999,752

[1] See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: December 21, 2011